UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 83.1%
	Administrative and Support and Waste Management and Remediation Services - 4.5%
5,000	Barrett Business Services, Inc.	$482,850
23,000	Criteo SA - ADR (a)	755,550
		1,238,400
	Construction - 2.6%
12,460	LGI Homes, Inc. (a)	719,316
	Educational Services - 3.7%
62,031	K12, Inc. (a)	1,015,447
	Finance and Insurance - 15.7%
9,300	Alarm.com Holdings, Inc. (a)	375,534
33,600	Health Insurance Innovations, Inc. - Class A (a)	1,086,960
13,000	Live Oak Bancshares, Inc.	398,450
4,635	MarketAxess Holdings, Inc.	917,081
87,244	Net 1 UEPS Technologies, Inc. (a)	792,176
7,070	Preferred Bank	434,522
5,400	Walker & Dunlop, Inc.	300,510
		4,305,233
	Information - 4.3%
18,773	Shutterstock, Inc. (a)	890,966
8,000	Upland Software, Inc. (a)	274,960
		1,165,926
	Management of Companies and Enterprises - 5.6%
8,219	Cooper-Standard Holdings, Inc. (a)	1,073,977
6,500	NV5 Global, Inc. (a)	450,450
		1,524,427
	Manufacturing - 30.5%
60,000	AK Steel Holding Corporation (a)	260,400
11,100	ANI Pharmaceuticals, Inc. (a)	741,480
23,077	BioTelemetry, Inc. (a)	1,038,465
11,527	Emergent BioSolutions, Inc. (a)	581,998
11,115	Enanta Pharmaceuticals, Inc. (a)	1,288,229
38,115	Hollysys Automation Technologies, Ltd.	843,866
20,071	II-VI, Inc. (a)	872,085
43,166	Motorcar Parts of America, Inc. (a)	807,636
11,700	Nanometrics, Inc. (a)	414,297
26,781	Natus Medical, Inc. (a)	923,945
10,400	Patrick Industries, Inc. (a)	591,240
		8,363,641
	Mining, Quarrying, and Oil and Gas Extraction - 1.3%
31,596	Basic Energy Services, Inc. (a)	351,031
	Professional, Scientific, and Technical Services - 9.7%
15,726	AMN Healthcare Services, Inc. (a)	921,544
30,123	Echo Global Logistics, Inc. (a)	881,098
15,755	RealPage, Inc. (a)	868,100
		2,670,742
	Retail Trade - 5.2%
41,046	Diplomat Pharmacy, Inc. (a)	1,049,136
20,000	MarineMax, Inc. (a)	379,000
		1,428,136
	TOTAL COMMON STOCKS (Cost $19,241,121)	22,782,299

	SHORT-TERM INVESTMENTS - 16.9%
4,627,685	Fidelity Institutional Money Market Funds - Government Portfolio, Class I, 1.77% *	4,627,685
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,627,685)	4,627,685
	Total Investments (Cost $23,868,806) - 100%	27,409,984
	Liabilities in Excess of Other Assets - 0.0% +	(10,683)
	NET ASSETS - 100.0%	$27,399,301

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2018.
+	Percentage is less than 0.05% of net assets.
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The cost basis of investments for federal income tax purposes at June 30, 2018 is as follows+:
Cost of investments		$23,868,806
Gross unrealized appreciation		5,322,474
Gross unrealized depreciation		(1,781,296)
Net unrealized appreciation		$3,541,178

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,782,299	$-	$-	$22,782,299
Short-Term Investments	4,627,685	-	-	4,627,685
Total Investments in Securities	$27,409,984	$-	$-	$27,409,984
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)    /s/ Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date         8/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         8/24/18

By (Signature and Title)*      /s/ Elizabeth A. Winske
 Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date         8/24/18

* Print the name and title of each signing officer under his or her signature.